Debt, Lease Liabilities and Other Notes Payable - Maturities of Lease Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 12,909,436
Less: Amount representing interest	(3,617,085)
Lease liabilities	9,292,351	$ 9,363,520
2021
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,946,215
2022
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,708,943
2023
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,644,473
2024
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,583,671
2025
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,510,847
Thereafter
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 4,515,287